UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Exis Capital Management, Inc.
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Address:         270 Lafayette Street
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                 Suite 1101
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                 New York, New York 10022
                 --------------------------------------

Form 13F File Number: 028-10928

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Adam Sender
                 --------------------------------------
Title:           CEO
                 --------------------------------------
Phone:           (212) 893-7400
                 --------------------------------------

Signature, Place, and Date of Signing:

   /s/ Adam Sender            New York, NY                   11/15/2010
----------------------    ------------------------       -----------------------
    [Signature]              [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                                ----------------
Form 13F Information Table Entry Total:                58
                                                ----------------
Form 13F Information Table Value Total:          $149,854
                                                ----------------
                                                  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                                                      FORM 13F INFORMATION TABLE
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           COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
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        NAME OF ISSUER           TITLE OF     CUSIP    VALUE    SHARES/PRN SH/PRN  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
                                   CLASS              (x1000)      AMT             CALL DISCRETION MANAGERS
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                                                                                                             SOLE   SHARED   NONE
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
ANADARKO PETE CORP                  COM     032511107     5,705    100,000   SH      PUT    SOLE               100,000
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APACHE CORP                         COM     037411105     1,324     13,547   SH             SOLE                13,547
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APPLE INC                           COM     037833100     8,371     29,500   SH             SOLE                29,500
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APPLE INC                           COM     037833100     2,838     10,000   SH     CALL    SOLE
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                                SPON ADR
BAIDU INC                        REP A      056752108     1,026     10,000   SH             SOLE                10,000
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BARRICK GOLD CORP                   COM     067901108     3,935     85,000   SH             SOLE                85,000
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BP PLC                           SPON ADR   055622104     9,572    232,500   SH      PUT    SOLE               232,500
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BP PLC                           SPON ADR   055622104     1,853     45,000   SH      PUT    SOLE                45,000
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CROWN CASTLE INTL CORP              COM     228227104     1,766     40,000   SH             SOLE                40,000
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CITIGROUP INC                       COM     172967101       975    250,000   SH             SOLE               250,000
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CREE INC                            COM     225447101       271      5,000   SH             SOLE                 5,000
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CREE INC                            COM     225447101     5,459    100,000   SH     CALL    SOLE
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DIGIRAD CORP                        COM     253827109     2,852  1,398,000   SH             SOLE             1,398,000
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                                ROG AGRI
SWEDISH EXPT CR CORP             ETN22      870297603       481     55,000   SH             SOLE                55,000
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FIRST SOLAR INC                     COM     336433107     2,210     15,000   SH             SOLE                15,000
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FIRST SOLAR INC                     COM     336433107     1,356      9,200   SH     CALL    SOLE
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FIRST SOLAR INC                     COM     336433107     1,886     12,800   SH     CALL    SOLE
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SOURCEFIRE INC                      COM     83616T108       288     10,000   SH             SOLE                10,000
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GOODYEAR TIRE & RUBR CO             COM     382550101       233     21,700   SH     CALL    SOLE
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GOOGLE INC                         CL A     38259P508     3,681      7,000   SH             SOLE                 7,000
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ION GEOPHYSICAL CORP                COM     462044108        51     10,000   SH             SOLE                10,000
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ION GEOPHYSICAL CORP                COM     462044108     3,084    600,000   SH     CALL    SOLE
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INTEROIL CORP                       COM     460951106     6,844    100,000   SH             SOLE               100,000
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INTEROIL CORP                       COM     460951106     3,422     50,000   SH     CALL    SOLE
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INTEROIL CORP                       COM     460951106     4,517     66,000   SH     CALL    SOLE
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INTEROIL CORP                       COM     460951106    10,266    150,000   SH     CALL    SOLE
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INTEROIL CORP                       COM     460951106     8,897    130,000   SH     CALL    SOLE
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INTEROIL CORP                       COM     460951106     8,555    125,000   SH     CALL    SOLE
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INTEROIL CORP                       COM     460951106     4,106     60,000   SH     CALL    SOLE
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

                                                      FORM 13F INFORMATION TABLE
----------------------------------------------------------------------------------------------------------------------------------
           COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
        NAME OF ISSUER           TITLE OF     CUSIP    VALUE    SHARES/PRN SH/PRN  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
                                   CLASS              (x1000)      AMT             CALL DISCRETION MANAGERS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             SOLE   SHARED   NONE
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
INTEROIL CORP                       COM     460951106     2,053     30,000   SH     CALL    SOLE
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INTEROIL CORP                       COM     460951106     2,738     40,000   SH     CALL    SOLE
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                                   MSCI
ISHARES INC                       BRAZIL    464286400     1,924     25,000   SH             SOLE                25,000
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ILLUMINA INC                        COM     452327109     2,952     60,000   SH             SOLE                60,000
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                                   SPON
JA SOLAR HOLDINGS CO LTD            ADR     466090107       233     25,000   SH             SOLE                25,000
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JPMORGAN CHASE & CO                 COM     46625H100       952     25,000   SH             SOLE                25,000
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LULULEMON ATHLETICA INC             COM     550021109       671     15,000   SH             SOLE                15,000
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MAGNUM HUNTER RES CORP DEL          COM     55973B102       518    125,000   SH             SOLE               125,000
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                                   GOLD
                                   MINER
MARKET VECTORS ETF TR              ETF      57060U100     1,398     25,000   SH             SOLE                25,000
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MCMORAN EXPLORATION CO              COM     582411104       947     55,000   SH             SOLE                55,000
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MOODYS CORP                         COM     615369105     1,374     55,000   SH      PUT    SOLE                55,000
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NORFOLK SOUTHERN CORP               COM     655844108       298      5,000   SH             SOLE                 5,000
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                                    DB
                                  AGRICULT
POWERSHARES DB MULTI SECT COMM     FUND     73936B408     1,292     47,000   SH             SOLE                47,000
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PEABODY ENERGY CORP                 COM     704549104     1,225     25,000   SH             SOLE                25,000
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SKECHERS USA INC                   CL A     830566105       545     23,200   SH     CALL    SOLE
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SOLUTIA INC                       COM NEW   834376501       401     25,000   SH             SOLE                25,000
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SPDR S&P 500 ETF TR               TR UNIT   78462F103     5,136     45,000   SH      PUT    SOLE                45,000
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SPDR S&P 500 ETF TR               TR UNIT   78462F103     4,565     40,000   SH      PUT    SOLE                40,000
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TALBOTS INC                         COM     874161102     1,001     76,400   SH     CALL    SOLE
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LIMITED BRANDS INC                  COM     532716107     2,276     85,000   SH             SOLE                85,000
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ST JOE CO                           COM     790148100       373     15,000   SH             SOLE                15,000
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UNDER ARMOUR INC                   CL A     904311107       225      5,000   SH             SOLE                 5,000
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UROPLASTY INC                     COM NEW   917277204     6,045  1,272,567   SH             SOLE             1,272,567
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UNION PAC CORP                      COM     907818108       409      5,000   SH             SOLE                 5,000
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                                  SBI INT
SELECT SECTOR SPDR TR              UTILS    81369Y886     1,569     50,000   SH             SOLE                50,000
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                                  WATER
POWERSHARES ETF SHARES           RESOURCE   73935X575       745     45,000   SH             SOLE                45,000
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EBAY INC                            COM     278642103       732     30,000   SH             SOLE                30,000
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

                                                      FORM 13F INFORMATION TABLE
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           COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
        NAME OF ISSUER           TITLE OF     CUSIP    VALUE    SHARES/PRN SH/PRN  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
                                   CLASS              (x1000)      AMT             CALL DISCRETION MANAGERS
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                                                                                                             SOLE   SHARED   NONE
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

                                  NASDAQ
ISHARES TR                        BIO INDEX 464287556     1,294     15,000   SH             SOLE                15,000
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XENOPORT INC                        COM     98411C100       142     20,000   SH     CALL    SOLE                20,000
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